SCHEDULE OF FAIR VALUE OF THE CONVERTIBLE NOTES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes, beginning balance
Repayment of Note	(3,032,645)
Convertible notes, ending balance	1,290,476
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes, beginning balance
Fair value at issuance	3,000,000
Paid-in-kind interest	217,438
OID amortized	711,996
Repayment of Note	(3,032,645)
Change in fair value	249,447
Convertible notes, ending balance	$ 1,146,236